Statement of Accounts Payable and Accrued Expenses (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 2,567,449	$ 2,866,017	$ 1,224,313
Owed to officers	30,650	16,088	0
Accrued interest	453,827	1,016,584	669,035
Accrued rent expense	135,874	135,874	135,874
Accrued salaries, bonuses and payroll taxes	113,615	824,492	612,712
Accrued professional fees	250,434	230,433	204,247
Accounts payable and accrued expenses	$ 3,551,849	$ 5,089,488	$ 2,846,181